DBX ETF Trust | 1
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.3%
Basic Materials — 5.4%
Chemicals — 2.1%
Chemours Co.
5.375%, 5/15/27
10,000 9,838
144A,5.75%, 11/15/28
16,000 15,155
144A,4.625%, 11/15/29
13,000 11,616
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
8,000 6,903
144A,12.00%, 2/15/31
13,000 13,062
INEOS Finance PLC
144A,6.75%, 5/15/28
9,000 9,142
144A,7.50%, 4/15/29
15,000 15,538
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
12,000 11,984
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
22,000 21,635
144A,8.50%, 11/15/28
8,000 8,537
144A,4.25%, 5/15/29
12,000 11,172
144A,9.00%, 2/15/30
13,000 14,082
144A,7.00%, 12/1/31
8,000 8,182
OCI NV,144A,6.70%, 3/16/33
13,000 13,121
SCIH Salt Holdings,
Inc.,144A,6.625%, 5/1/29
14,000 13,678
Tronox, Inc.,144A,4.625%,
3/15/29
22,000 20,280
WR Grace Holdings
LLC,144A,5.625%, 8/15/29
21,000 19,656
(Cost $227,578)
223,581
Forest Products & Paper
— 0.2%
Mercer International, Inc.
144A,12.875%, 10/1/28
8,000 8,587
5.125%, 2/1/29
19,000 16,636
(Cost $26,970)
25,223
Iron/Steel — 1.5%
ATI, Inc.,7.25%, 8/15/30
10,000 10,464
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
18,000 18,139
144A,6.75%, 4/15/30
14,000 14,092
144A,7.00%, 3/15/32 (a)
30,000 30,190
144A,7.375%, 5/1/33
19,000 19,368
Mineral Resources Ltd.
144A,8.125%, 5/1/27
11,000 11,079
144A,8.00%, 11/1/27
13,000 13,261
144A,9.25%, 10/1/28
23,000 24,119
144A,8.50%, 5/1/30
14,000 14,320
(Cost $153,266)
155,032
Mining — 1.6%
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
16,000 16,855
Principal
Amount $ Value $
144A,11.50%, 10/1/31
11,000 12,448
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
28,000 28,062
144A,9.375%, 3/1/29
30,000 32,166
144A,8.625%, 6/1/31
30,000 30,899
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
10,000 9,592
144A,4.50%, 6/1/31
14,000 12,655
Vedanta Resources Finance II
PLC
144A,9.25%, 4/23/26
13,000 12,969
144A,10.875%, 9/17/29
20,000 20,402
(Cost $172,938)
176,048
Communications — 27.9%
Advertising — 1.7%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
24,000 23,448
144A,7.75%, 4/15/28
21,000 19,360
144A,9.00%, 9/15/28
15,000 15,928
144A,7.50%, 6/1/29
20,000 17,723
144A,7.875%, 4/1/30
18,000 18,652
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
50,000 46,440
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,4.25%, 1/15/29
10,000 9,439
144A,4.625%, 3/15/30
10,000 9,401
Stagwell Global
LLC,144A,5.625%, 8/15/29
23,000 22,193
(Cost $183,931)
182,584
Internet — 1.0%
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
11,000 8,244
Rakuten Group, Inc.
144A,11.25%, 2/15/27
37,000 40,409
144A,9.75%, 4/15/29
39,000 42,672
Wayfair LLC,144A,7.25%,
10/31/29
15,000 15,238
(Cost $104,030)
106,563
Media — 15.3%
AMC Networks, Inc.
144A,10.25%, 1/15/29
18,000 19,155
4.25%, 2/15/29
19,000 14,462
Cable One, Inc.,144A,4.00%,
11/15/30
13,000 10,848
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
46,000 45,418
144A,5.00%, 2/1/28
51,000 49,879
144A,5.375%, 6/1/29
21,000 20,466
144A,6.375%, 9/1/29
20,000 20,114
144A,4.75%, 3/1/30
43,000 39,983

2 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.50%, 8/15/30
39,000 35,517
144A,4.25%, 2/1/31
43,000 38,538
144A,7.375%, 3/1/31 (a)
16,000 16,614
144A,4.75%, 2/1/32
17,000 15,311
4.50%, 5/1/32
41,000 36,257
144A,4.50%, 6/1/33
26,000 22,573
144A,4.25%, 1/15/34
28,000 23,369
CSC Holdings LLC
144A,5.50%, 4/15/27 (a)
27,000 24,522
144A,5.375%, 2/1/28
17,000 14,881
144A,7.50%, 4/1/28
19,000 13,750
144A,11.25%, 5/15/28
20,000 19,809
144A,11.75%, 1/31/29
42,000 41,685
144A,6.50%, 2/1/29
36,000 30,948
144A,5.75%, 1/15/30
46,000 27,687
144A,4.125%, 12/1/30
23,000 17,385
144A,4.625%, 12/1/30
44,000 24,614
144A,3.375%, 2/15/31
21,000 15,337
144A,4.50%, 11/15/31
31,000 23,404
144A,5.00%, 11/15/31
10,000 5,571
Directv Financing
LLC,144A,8.875%, 2/1/30
15,000 15,107
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
74,000 72,777
DISH DBS Corp.
7.75%, 7/1/26
38,000 32,716
144A,5.25%, 12/1/26
57,000 52,504
7.375%, 7/1/28
21,000 15,947
144A,5.75%, 12/1/28
52,000 45,418
5.125%, 6/1/29
31,000 20,559
DISH Network
Corp.,144A,11.75%, 11/15/27
77,000 81,876
Gray Escrow II, Inc.,144A,5.375%,
11/15/31 (a)
25,000 14,912
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)
14,000 13,733
144A,10.50%, 7/15/29
26,000 26,483
144A,4.75%, 10/15/30 (a)
15,000 8,873
iHeartCommunications, Inc.
6.375%, 5/1/26
17,000 14,790
8.375%, 5/1/27
19,000 11,115
144A,5.25%, 8/15/27 (a)
14,000 10,045
144A,4.75%, 1/15/28
10,000 6,625
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
22,000 20,040
144A,5.125%, 7/15/29 (a)
17,000 13,969
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
18,000 17,649
144A,8.00%, 8/1/29
13,000 13,163
144A,7.375%, 9/1/31
13,000 13,475
Principal
Amount $ Value $
Nexstar Media, Inc.
144A,5.625%, 7/15/27
33,000 32,548
144A,4.75%, 11/1/28
21,000 19,845
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
18,000 15,588
144A,6.50%, 9/15/28
19,000 12,591
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30 (a)
10,000 6,803
144A,4.125%, 12/1/30 (a)
15,000 11,711
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29
24,000 23,477
144A,4.125%, 7/1/30
31,000 27,991
144A,3.875%, 9/1/31
29,000 25,126
TEGNA, Inc.
4.625%, 3/15/28
18,000 17,178
5.00%, 9/15/29
23,000 21,752
Univision Communications, Inc.
144A,6.625%, 6/1/27
27,000 26,926
144A,8.00%, 8/15/28
30,000 30,640
144A,4.50%, 5/1/29
22,000 19,764
144A,7.375%, 6/30/30
19,000 18,335
144A,8.50%, 7/31/31
23,000 22,835
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
17,000 14,518
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
29,000 27,550
144A,4.50%, 8/15/30
19,000 16,794
VTR Finance NV,144A,6.375%,
7/15/28
10,000 9,566
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
10,000 9,060
Ziggo BV,144A,4.875%, 1/15/30
20,000 18,515
(Cost $1,707,055)
1,618,986
Telecommunications — 9.9%
Altice Financing SA
144A,5.00%, 1/15/28
25,000 19,979
144A,5.75%, 8/15/29
42,000 31,861
Altice France Holding SA
144A,10.50%, 5/15/27
32,000 9,191
144A,6.00%, 2/15/28
23,000 6,222
Altice France SA
144A,8.125%, 2/1/27
35,000 29,488
144A,5.50%, 1/15/28
23,000 17,860
144A,5.125%, 1/15/29
10,000 7,574
144A,5.125%, 7/15/29
46,000 35,264
144A,5.50%, 10/15/29
39,000 30,026
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
13,000 12,916
CommScope LLC
144A,6.00%, 3/1/26
26,000 25,566
144A,8.25%, 3/1/27
18,000 16,718

DBX ETF Trust | 3
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.125%, 7/1/28
13,000 11,006
144A,4.75%, 9/1/29
25,000 20,719
CommScope Technologies
LLC,144A,5.00%, 3/15/27
15,000 12,911
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
35,000 32,344
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
8,000 7,552
144A,6.50%, 10/1/28
15,000 14,636
CT Trust,144A,5.125%, 2/3/32
15,000 13,641
EchoStar Corp.,10.75%, 11/30/29
96,000 103,930
Frontier Communications
Holdings LLC
144A,6.75%, 5/1/29
18,000 18,247
5.875%, 11/1/29
16,000 16,039
144A,6.00%, 1/15/30
21,000 21,119
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
15,000 13,671
6.625%, 8/1/26 (a)
15,000 12,293
Iliad Holding SASU,144A,8.50%,
4/15/31
17,000 18,114
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
58,000 54,048
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
14,000 15,733
144A,4.875%, 6/15/29
11,000 9,665
144A,11.00%, 11/15/29
32,000 36,401
144A,4.50%, 4/1/30
15,000 12,614
144A,10.50%, 5/15/30
19,000 20,948
144A,3.875%, 10/15/30
6,000 4,815
144A,10.75%, 12/15/30
14,000 15,820
144A,4.00%, 4/15/31
10,000 7,975
Lumen Technologies, Inc.
144A,4.125%, 4/15/30
10,000 8,874
144A,10.00%, 10/15/32
8,400 8,390
Millicom International Cellular
SA
144A,6.25%, 3/25/29
9,000 8,936
144A,4.50%, 4/27/31
18,000 16,042
144A,7.375%, 4/2/32
9,000 9,177
Optics Bidco SpA
144A,7.20%, 7/18/36
8,000 8,230
144A,7.721%, 6/4/38
10,000 10,530
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
18,000 18,047
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
8,000 6,262
VEON Holdings BV,144A,3.375%,
11/25/27
30,000 26,304
Viasat, Inc.
144A,5.625%, 4/15/27 (a)
12,000 11,460
144A,6.50%, 7/15/28
8,000 6,419
Principal
Amount $ Value $
144A,7.50%, 5/30/31 (a)
18,000 12,224
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
27,000 23,433
144A,4.75%, 7/15/31
28,000 24,695
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
37,000 37,322
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
13,000 13,583
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27
30,000 28,316
144A,6.125%, 3/1/28 (a)
22,000 20,315
Zegona Finance
PLC,144A,8.625%, 7/15/29
16,000 17,040
(Cost $1,123,870)
1,052,505
Consumer, Cyclical — 13.7%
Airlines — 0.7%
American Airlines, Inc.
144A,7.25%, 2/15/28
17,000 17,428
144A,8.50%, 5/15/29
20,000 21,144
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
39,000 41,064
(Cost $78,902)
79,636
Apparel — 0.4%
Hanesbrands, Inc.
144A,4.875%, 5/15/26
19,000 18,760
144A,9.00%, 2/15/31
12,000 12,911
VF Corp.,2.95%, 4/23/30
16,000 13,832
(Cost $44,588)
45,503
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
(Cost $19,266)
19,000 18,681
Auto Parts & Equipment
— 1.9%
Adient Global Holdings
Ltd.,144A,8.25%, 4/15/31
12,000 12,545
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
10,000 10,005
6.875%, 7/1/28
6,000 6,021
5.00%, 10/1/29 (a)
12,000 11,162
Dana, Inc.
5.375%, 11/15/27
8,000 7,957
5.625%, 6/15/28
5,000 4,978
4.25%, 9/1/30
8,000 7,155
Goodyear Tire & Rubber Co.
5.00%, 7/15/29 (a)
17,000 15,925
5.25%, 4/30/31
12,000 11,014
5.25%, 7/15/31 (a)
12,000 11,050

4 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
5.625%, 4/30/33 (a)
9,000 8,141
Tenneco, Inc.,144A,8.00%,
11/17/28
39,000 37,113
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
12,000 12,063
144A,7.125%, 4/14/30
12,000 11,928
144A,6.75%, 4/23/30
17,000 16,611
144A,6.875%, 4/23/32
14,000 13,460
(Cost $198,823)
197,128
Entertainment — 2.6%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
14,000 14,484
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
19,000 16,968
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
8,000 8,338
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
23,000 21,677
144A,6.00%, 10/15/32
22,000 21,644
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op,5.25%, 7/15/29
10,000 9,715
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)
16,000 15,657
144A,7.00%, 8/1/32
10,000 10,363
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
10,000 10,329
144A,7.50%, 9/1/31
11,000 11,462
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
9,000 8,819
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
24,000 23,870
Motion Bondco
DAC,144A,6.625%, 11/15/27
10,000 9,373
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
8,000 7,941
144A,4.125%, 7/1/29 (a)
8,000 7,289
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
15,000 11,035
144A,5.875%, 9/1/31
14,000 9,635
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31
16,000 16,535
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
15,000 15,383
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,7.125%, 2/15/31
21,000 22,198
(Cost $281,949)
272,715
Principal
Amount $ Value $
Food Service — 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28
4,000 4,018
144A,10.50%, 5/15/29
19,000 19,514
(Cost $22,635)
23,532
Home Builders — 0.3%
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
12,000 11,990
144A,4.875%, 2/15/30
10,000 9,393
LGI Homes, Inc.
144A,8.75%, 12/15/28
4,000 4,246
144A,7.00%, 11/15/32
10,000 10,097
(Cost $36,128)
35,726
Housewares — 0.6%
Newell Brands, Inc.
6.375%, 9/15/27 (a)
10,000 10,171
6.625%, 9/15/29
10,000 10,285
6.375%, 5/15/30
15,000 15,317
6.625%, 5/15/32
10,000 10,200
Scotts Miracle-Gro Co.
4.00%, 4/1/31
6,000 5,363
4.375%, 2/1/32
8,000 7,169
(Cost $57,725)
58,505
Leisure Time — 0.7%
NCL Corp. Ltd.
144A,5.875%, 3/15/26
29,000 29,023
144A,8.125%, 1/15/29
16,000 16,992
144A,7.75%, 2/15/29
12,000 12,812
Sabre GLBL, Inc.,144A,8.625%,
6/1/27 (a)
19,000 18,795
(Cost $73,019)
77,622
Lodging — 1.9%
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
9,000 8,127
144A,6.625%, 1/15/32
18,000 18,228
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
18,000 17,116
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
10,000 9,411
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26
10,000 9,836
144A,5.625%, 7/17/27
12,000 11,655
144A,5.75%, 7/21/28
18,000 17,129
144A,5.375%, 12/4/29
23,000 21,066
144A,7.625%, 4/17/32
15,000 15,165

DBX ETF Trust | 5
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
MGM Resorts
International,6.50%, 4/15/32
15,000 15,159
Station Casinos LLC
144A,4.625%, 12/1/31
9,000 8,140
144A,6.625%, 3/15/32
10,000 10,033
Studio City Finance Ltd.
144A,6.50%, 1/15/28
10,000 9,707
144A,5.00%, 1/15/29
21,000 19,056
Travel + Leisure Co.,144A,4.50%,
12/1/29
13,000 12,289
(Cost $202,852)
202,117
Retail — 4.2%
Advance Auto Parts, Inc.,3.90%,
4/15/30 (a)
11,000 9,932
Asbury Automotive Group,
Inc.,144A,5.00%, 2/15/32
12,000 11,173
Bath & Body Works, Inc.
7.50%, 6/15/29 (a)
9,000 9,354
144A,6.625%, 10/1/30
18,000 18,450
eG Global Finance
PLC,144A,12.00%, 11/30/28
23,000 25,808
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,5.875%,
4/1/29
17,000 15,981
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
21,000 19,746
144A,6.75%, 1/15/30
24,000 22,503
FirstCash, Inc.,144A,6.875%,
3/1/32
10,000 10,208
Gap, Inc.
144A,3.625%, 10/1/29
15,000 13,642
144A,3.875%, 10/1/31
16,000 14,087
Kohl's Corp.,4.625%, 5/1/31
8,000 6,477
Macy's Retail Holdings LLC
144A,5.875%, 3/15/30
7,000 6,741
144A,6.125%, 3/15/32
9,000 8,610
Michaels Cos., Inc.
144A,5.25%, 5/1/28
18,000 13,083
144A,7.875%, 5/1/29
22,000 11,886
NMG Holding Co., Inc. /
Neiman Marcus Group
LLC,144A,8.50%, 10/1/28
21,000 21,369
Nordstrom, Inc.
4.375%, 4/1/30
8,000 7,317
4.25%, 8/1/31
10,000 8,824
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
11,000 10,891
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
25,000 23,896
144A,7.75%, 2/15/29
19,000 18,704
QVC, Inc.,144A,6.875%, 4/15/29
13,000 11,040
Principal
Amount $ Value $
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
13,000 12,231
144A,4.875%, 11/15/31
10,000 9,190
Staples, Inc.
144A,10.75%, 9/1/29
49,000 48,372
144A,12.75%, 1/15/30
16,000 13,222
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
13,000 11,842
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
10,000 10,567
Walgreens Boots Alliance, Inc.
8.125%, 8/15/29 (a)
5,000 5,038
3.20%, 4/15/30
20,000 16,263
(Cost $459,010)
446,447
Consumer, Non-cyclical
— 13.0%
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $14,993)
15,000 14,147
Commercial Services — 4.4%
Albion Financing 2
SARL,144A,8.75%, 4/15/27
9,000 9,193
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
45,000 46,120
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
22,000 22,216
144A,6.00%, 6/1/29
20,000 18,373
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
25,000 23,600
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
10,000 9,945
144A,4.75%, 4/1/28
10,000 9,483
144A,5.375%, 3/1/29 (a)
10,000 9,497
144A,8.25%, 1/15/30
15,000 15,615
144A,8.00%, 2/15/31
9,000 9,371
Brink's Co.,144A,6.75%, 6/15/32
8,000 8,170
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
19,000 19,839
144A,8.625%, 5/15/32
13,000 13,637
144A,8.00%, 3/15/33
11,000 11,271
Garda World Security Corp.
144A,4.625%, 2/15/27
12,000 11,727
144A,6.00%, 6/1/29
10,000 9,502
144A,8.25%, 8/1/32
11,000 11,239
144A,8.375%, 11/15/32
20,000 20,534

6 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
GEO Group, Inc.
8.625%, 4/15/29
13,000 13,760
10.25%, 4/15/31
12,000 13,146
Hertz Corp.
144A,4.625%, 12/1/26
10,000 8,660
144A,12.625%, 7/15/29 (a)
16,000 17,382
144A,5.00%, 12/1/29
19,000 13,134
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,6.25%,
1/15/28
25,000 25,000
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
26,000 26,070
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
20,000 20,561
144A,10.875%, 8/1/29
10,000 10,208
Sotheby's,144A,7.375%, 10/15/27
16,000 15,901
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
22,000 22,787
(Cost $467,705)
465,941
Cosmetics/Personal Care
— 0.1%
Edgewell Personal Care
Co.,144A,4.125%, 4/1/29
(Cost $9,978)
10,000 9,376
Food — 1.5%
B&G Foods, Inc.
5.25%, 9/15/27 (a)
11,000 10,523
144A,8.00%, 9/15/28
16,000 16,484
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
21,000 22,012
Post Holdings, Inc.
144A,5.50%, 12/15/29
30,000 29,300
144A,4.625%, 4/15/30
29,000 27,222
144A,4.50%, 9/15/31
20,000 18,234
144A,6.375%, 3/1/33
25,000 24,965
144A,6.25%, 10/15/34
6,000 5,944
(Cost $159,705)
154,684
Healthcare-Products — 0.2%
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
(Cost $26,169)
26,000 27,208
Healthcare-Services — 3.7%
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
38,000 36,809
144A,8.00%, 12/15/27
9,000 9,037
144A,6.875%, 4/1/28
12,000 9,391
144A,6.00%, 1/15/29
13,000 12,143
Principal
Amount $ Value $
144A,6.875%, 4/15/29
24,000 19,387
144A,6.125%, 4/1/30
25,000 18,526
144A,5.25%, 5/15/30
30,000 25,628
144A,4.75%, 2/15/31
22,000 17,881
144A,10.875%, 1/15/32
44,000 45,842
DaVita, Inc.,144A,6.875%, 9/1/32
20,000 20,671
LifePoint Health, Inc.
144A,5.375%, 1/15/29
10,000 9,034
144A,9.875%, 8/15/30
18,000 19,571
144A,11.00%, 10/15/30
22,000 24,266
144A,10.00%, 6/1/32
16,000 16,764
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
20,000 13,897
144A,5.75%, 11/1/28
20,000 9,394
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
30,000 30,498
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK,PIK, 1/31/29
12,197 12,151
Star Parent, Inc.,144A,9.00%,
10/1/30
21,000 21,709
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
17,000 17,667
(Cost $418,394)
390,266
Household Products/Wares
— 0.1%
Central Garden & Pet
Co.,144A,4.125%, 4/30/31
(Cost $7,980)
8,000 7,255
Pharmaceuticals — 2.9%
AdaptHealth LLC
144A,4.625%, 8/1/29
10,000 9,134
144A,5.125%, 3/1/30
13,000 12,028
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
9,000 8,744
144A,8.50%, 1/31/27
13,000 10,770
Bausch Health Cos., Inc.
144A,9.00%, 12/15/25
11,000 10,833
144A,6.125%, 2/1/27
21,000 19,432
144A,5.75%, 8/15/27
10,000 8,918
144A,5.00%, 1/30/28
9,000 6,077
144A,4.875%, 6/1/28
31,000 25,679
144A,11.00%, 9/30/28
35,000 34,329
144A,5.00%, 2/15/29
9,000 5,435
144A,6.25%, 2/15/29 (a)
17,000 10,930
144A,5.25%, 1/30/30
16,000 8,973
144A,5.25%, 2/15/31
10,000 5,588
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
10,000 9,620
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
17,000 18,116
Grifols SA,144A,4.75%, 10/15/28
15,000 13,700

DBX ETF Trust | 7
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
15,000 15,830
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
12,000 8,729
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31
39,000 35,731
144A,7.875%, 5/15/34
10,000 10,338
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
10,000 9,058
144A,6.625%, 4/1/30
11,000 10,665
(Cost $333,308)
308,657
Diversified — 0.3%
Holding Companies-Diversified
— 0.3%
Benteler International
AG,144A,10.50%, 5/15/28
10,000 10,486
Stena International SA
144A,7.25%, 1/15/31
13,000 13,449
144A,7.625%, 2/15/31
8,000 8,355
(Cost $32,198)
32,290
Energy — 11.7%
Energy-Alternate Sources
— 0.1%
Sunnova Energy
Corp.,144A,11.75%, 10/1/28
(Cost $7,022)
8,000 6,345
Oil & Gas — 5.5%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
21,000 21,795
Baytex Energy Corp.
144A,8.50%, 4/30/30
17,000 17,637
144A,7.375%, 3/15/32
12,000 11,967
California Resources
Corp.,144A,8.25%, 6/15/29
15,000 15,404
Civitas Resources, Inc.
144A,8.375%, 7/1/28
27,000 28,216
144A,8.625%, 11/1/30
21,000 22,268
144A,8.75%, 7/1/31
28,000 29,718
Comstock Resources, Inc.
144A,6.75%, 3/1/29
24,000 23,680
144A,6.75%, 3/1/29
8,000 7,851
144A,5.875%, 1/15/30
20,000 18,875
Crescent Energy Finance LLC
144A,7.625%, 4/1/32
14,000 14,132
144A,7.375%, 1/15/33
18,000 17,884
CVR Energy, Inc.
144A,5.75%, 2/15/28
9,000 8,522
144A,8.50%, 1/15/29
12,000 11,802
Principal
Amount $ Value $
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
14,000 14,360
144A,8.75%, 5/1/31
8,000 8,454
Energean PLC,144A,6.50%,
4/30/27
9,000 9,024
Hilcorp Energy I LP / Hilcorp
Finance Co.,144A,7.25%,
2/15/35
21,000 20,572
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
14,000 14,108
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
8,000 7,624
144A,8.75%, 10/1/31
10,000 9,516
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
13,000 12,708
144A,REGS, 6.75%, 6/30/30
12,000 11,536
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
10,000 10,558
Noble Finance II
LLC,144A,8.00%, 4/15/30
29,000 29,720
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
11,000 11,253
144A,8.75%, 6/15/31
12,000 12,638
Parkland Corp.
144A,4.625%, 5/1/30
17,000 15,844
144A,6.625%, 8/15/32
11,000 11,076
PBF Holding Co. LLC / PBF
Finance Corp.,144A,7.875%,
9/15/30
10,000 10,272
Puma International Financing
SA,144A,7.75%, 4/25/29
8,000 8,196
SM Energy Co.,144A,7.00%,
8/1/32
13,000 13,073
Sunoco LP,144A,7.25%, 5/1/32
12,000 12,565
Talos Production, Inc.
144A,9.00%, 2/1/29
11,000 11,516
144A,9.375%, 2/1/31
13,000 13,665
Transocean, Inc.
144A,8.00%, 2/1/27
11,000 11,029
144A,8.25%, 5/15/29
19,000 19,213
144A,8.50%, 5/15/31
19,000 19,288
Vital Energy, Inc.,144A,7.875%,
4/15/32
21,000 20,676
(Cost $587,288)
588,235
Oil & Gas Services — 1.0%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
17,000 17,076
144A,6.625%, 9/1/32
14,000 14,201
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
15,000 15,106
144A,7.125%, 3/15/29
18,000 18,453

8 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Viridien,144A,8.75%, 4/1/27
8,000 7,825
Weatherford International
Ltd.,144A,8.625%, 4/30/30
33,000 34,395
(Cost $106,009)
107,056
Pipelines — 5.1%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
13,000 12,969
144A,6.625%, 2/1/32
12,000 12,226
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
10,000 10,316
144A,7.25%, 7/15/32
10,000 10,384
Buckeye Partners LP
144A,4.50%, 3/1/28
10,000 9,636
144A,6.875%, 7/1/29
12,000 12,250
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
30,000 28,947
144A,7.50%, 12/15/33
10,000 10,587
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
22,000 22,954
EQM Midstream Partners
LP,144A,7.50%, 6/1/27
10,000 10,281
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
20,000 20,440
7.75%, 2/1/28
14,000 14,180
8.25%, 1/15/29
12,000 12,274
8.875%, 4/15/30
8,000 8,343
7.875%, 5/15/32
14,000 14,122
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
4,000 4,042
144A,8.25%, 1/15/32
10,000 10,503
Harvest Midstream I LP
144A,7.50%, 9/1/28
17,000 17,402
144A,7.50%, 5/15/32
10,000 10,283
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
11,000 11,687
144A,7.375%, 7/15/32
12,000 12,376
ITT Holdings LLC,144A,6.50%,
8/1/29
25,000 23,433
New Fortress Energy, Inc.
144A,6.50%, 9/30/26 (a)
31,000 28,945
144A,8.75%, 3/15/29 (a)
14,000 11,458
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
15,000 15,376
144A,8.375%, 2/15/32
28,000 28,681
Principal
Amount $ Value $
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
9,000 9,006
144A,5.50%, 1/15/28
15,000 14,621
144A,7.375%, 2/15/29
17,000 17,314
144A,6.00%, 12/31/30
15,000 14,211
144A,6.00%, 9/1/31
5,000 4,737
Venture Global LNG, Inc.
144A,8.375%, 6/1/31
46,000 48,514
144A,9.875%, 2/1/32
41,000 45,619
(Cost $534,919)
538,117
Financial — 12.6%
Banks — 0.4%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
6,000 6,049
144A,6.625%, 1/15/27
11,000 10,981
144A,12.00%, 10/1/28
17,000 18,494
144A,12.25%, 10/1/30
10,000 11,112
(Cost $42,925)
46,636
Diversified Financial Services
— 4.5%
AG Issuer LLC,144A,6.25%,
3/1/28
10,000 9,924
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
10,000 10,427
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
19,000 20,418
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
14,000 14,989
Coinbase Global, Inc.
144A,3.375%, 10/1/28
21,000 19,078
144A,3.625%, 10/1/31
13,000 11,297
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
12,000 12,798
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
10,000 10,757
144A,8.50%, 5/15/30
10,000 10,618
Enova International, Inc.
144A,11.25%, 12/15/28
8,000 8,698
144A,9.125%, 8/1/29
10,000 10,505
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
21,000 21,212
Freedom Mortgage Holdings
LLC,144A,9.25%, 2/1/29
23,000 23,855
goeasy Ltd.
144A,9.25%, 12/1/28
10,000 10,711
144A,7.625%, 7/1/29
14,000 14,538
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
20,000 18,748
144A,6.625%, 10/15/31
10,000 10,075
LD Holdings Group
LLC,144A,6.125%, 4/1/28
8,000 6,946

DBX ETF Trust | 9
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Midcap Financial Issuer
Trust,144A,6.50%, 5/1/28
18,000 17,608
Nationstar Mortgage Holdings,
Inc.,144A,5.75%, 11/15/31
11,000 10,701
Navient Corp.
4.875%, 3/15/28
11,000 10,560
5.50%, 3/15/29
19,000 18,210
9.375%, 7/25/30
9,000 9,922
11.50%, 3/15/31
9,000 10,249
OneMain Finance Corp.
9.00%, 1/15/29
13,000 13,846
5.375%, 11/15/29
17,000 16,563
7.875%, 3/15/30
14,000 14,798
4.00%, 9/15/30
17,000 15,292
7.50%, 5/15/31
15,000 15,629
7.125%, 11/15/31
14,000 14,431
PennyMac Financial Services,
Inc.
144A,7.125%, 11/15/30
13,000 13,348
144A,5.75%, 9/15/31
11,000 10,665
PHH Escrow Issuer
LLC,144A,9.875%, 11/1/29
10,000 9,686
PRA Group, Inc.,144A,8.875%,
1/31/30 (a)
8,000 8,419
Synchrony Financial,7.25%,
2/2/33
16,000 16,880
(Cost $465,533)
472,401
Insurance — 2.4%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.50%, 6/15/29
10,000 10,418
144A,6.00%, 8/1/29
10,000 9,589
144A,7.50%, 11/6/30
23,000 23,486
Alliant Holdings Intermediate
LLC / Alliant Holdings Co.-
Issuer,144A,7.375%, 10/1/32
12,000 12,087
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,6.75%, 10/15/27
28,000 27,981
144A,5.875%, 11/1/29
9,000 8,682
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
21,000 21,644
AssuredPartners, Inc.
144A,5.625%, 1/15/29
11,000 10,488
144A,7.50%, 2/15/32
10,000 10,181
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
17,000 18,025
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
21,000 21,256
144A,8.125%, 2/15/32
10,000 10,109
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
61,000 62,538
Principal
Amount $ Value $
USI, Inc.,144A,7.50%, 1/15/32
11,000 11,207
(Cost $254,634)
257,691
Investment Companies — 0.4%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29
17,000 17,476
144A,10.00%, 11/15/29
9,000 9,242
9.00%, 6/15/30
15,000 14,900
(Cost $41,527)
41,618
Real Estate — 0.8%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
12,200 11,379
Anywhere Real Estate Group
LLC / Realogy Co-Issuer Corp
144A,5.75%, 1/15/29
12,000 10,436
144A,5.25%, 4/15/30
9,000 7,281
Cushman & Wakefield US
Borrower LLC,144A,8.875%,
9/1/31
7,000 7,567
Hunt Cos., Inc.,144A,5.25%,
4/15/29
13,000 12,345
Kennedy-Wilson, Inc.
4.75%, 3/1/29
12,000 11,110
4.75%, 2/1/30
12,000 10,894
5.00%, 3/1/31
11,000 9,924
(Cost $83,888)
80,936
Real Estate Investment Trusts
— 3.4%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
10,000 8,914
Brandywine Operating
Partnership LP,8.875%,
4/12/29
8,000 8,646
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
10,000 8,565
4.375%, 3/1/31
10,000 7,635
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
9,000 8,356
Hudson Pacific Properties LP
3.95%, 11/1/27
8,000 7,102
4.65%, 4/1/29 (a)
10,000 8,149
3.25%, 1/15/30
8,000 5,937
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26 (a)
10,000 9,075
5.00%, 10/15/27 (a)
29,000 24,531
4.625%, 8/1/29
19,000 13,912
3.50%, 3/15/31
25,000 16,340

10 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
11,000 10,221
RHP Hotel Properties LP / RHP
Finance Corp.,144A,6.50%,
4/1/32
21,000 21,363
Rithm Capital Corp.,144A,8.00%,
4/1/29
16,000 16,051
Service Properties Trust
4.75%, 10/1/26
9,000 8,675
4.95%, 2/15/27
7,000 6,666
5.50%, 12/15/27
9,000 8,619
3.95%, 1/15/28
5,000 4,355
8.375%, 6/15/29
13,000 12,923
4.95%, 10/1/29
9,000 7,348
4.375%, 2/15/30
8,000 6,248
144A,8.625%, 11/15/31
21,000 22,173
8.875%, 6/15/32
10,000 9,620
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
14,000 12,086
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
54,000 57,415
144A,4.75%, 4/15/28
12,000 11,234
144A,6.50%, 2/15/29
23,000 20,195
(Cost $369,120)
362,354
REITS — 0.1%
Office Properties Income
Trust,144A,9.00%, 9/30/29
(Cost $9,643)
12,000 10,500
Venture Capital — 0.6%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
26,000 25,642
5.25%, 5/15/27
30,000 28,866
4.375%, 2/1/29
10,000 8,645
(Cost $59,581)
63,153
Industrial — 5.7%
Building Materials — 1.1%
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
15,000 14,796
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
7,000 6,995
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
53,000 53,652
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
19,000 18,854
144A,8.875%, 11/15/31
23,000 24,491
(Cost $118,362)
118,788
Principal
Amount $ Value $
Electrical Components &
Equipment — 0.2%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
10,000 9,690
144A,4.375%, 3/31/29
16,000 15,048
(Cost $24,969)
24,738
Engineering & Construction
— 0.7%
Aeropuertos Dominicanos Siglo
XXI SA,144A,7.00%, 6/30/34
10,000 10,215
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
27,000 28,678
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
14,000 14,271
IHS Holding Ltd.
144A,5.625%, 11/29/26
7,000 6,955
144A,6.25%, 11/29/28
10,000 9,468
(Cost $67,127)
69,587
Environmental Control — 0.4%
Madison IAQ LLC,144A,5.875%,
6/30/29
21,000 20,072
Reworld Holding Corp.,5.00%,
9/1/30
8,000 7,493
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
10,000 10,311
(Cost $37,336)
37,876
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,6.25%,
10/15/32
(Cost $15,944)
16,000 16,029
Machinery-Diversified — 0.8%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
21,000 21,873
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
10,000 10,748
SPX FLOW, Inc.,144A,8.75%,
4/1/30
10,000 10,348
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
8,000 8,036
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
32,000 31,584
(Cost $81,203)
82,589
Miscellaneous Manufacturing
— 0.1%
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
(Cost $12,239)
12,000 12,533

DBX ETF Trust | 11
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Packaging & Containers — 1.7%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
12,000 11,963
144A,3.25%, 9/1/28
12,000 10,814
144A,4.00%, 9/1/29
20,000 17,387
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
25,000 21,326
144A,5.25%, 8/15/27 (a)
19,000 11,359
144A,5.25%, 8/15/27 (a)
17,000 10,163
Clydesdale Acquisition Holdings,
Inc.,144A,6.875%, 1/15/30
10,000 10,115
LABL, Inc.
144A,10.50%, 7/15/27 (a)
15,000 14,815
144A,5.875%, 11/1/28
10,000 8,952
144A,8.25%, 11/1/29 (a)
9,000 7,816
144A,8.625%, 10/1/31
19,000 17,931
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
13,000 12,990
144A,7.25%, 5/15/31 (a)
14,000 13,965
Sealed Air Corp.,144A,6.50%,
7/15/32
8,000 8,153
(Cost $198,403)
177,749
Transportation — 0.6%
Brightline East LLC,144A,11.00%,
1/31/30
27,000 25,315
Seaspan Corp.,144A,5.50%,
8/1/29
15,000 14,177
XPO, Inc.
144A,7.125%, 6/1/31
9,000 9,339
144A,7.125%, 2/1/32
12,000 12,522
(Cost $59,040)
61,353
Technology — 4.1%
Computers — 1.0%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
20,000 20,558
CA Magnum
Holdings,144A,5.375%,
10/31/26
21,000 20,538
McAfee Corp.,144A,7.375%,
2/15/30
42,000 40,875
NCR Atleos Corp.,144A,9.50%,
4/1/29
28,000 30,663
(Cost $109,916)
112,634
Office/Business Equipment
— 0.2%
Xerox Holdings Corp.
144A,5.50%, 8/15/28
16,000 13,253
144A,8.875%, 11/30/29
10,000 8,619
(Cost $25,355)
21,872
Principal
Amount $ Value $
Semiconductors — 0.1%
ams-OSRAM AG,144A,12.25%,
3/30/29
(Cost $8,787)
8,000 7,962
Software — 2.8%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
46,000 44,064
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
16,000 16,436
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
15,000 15,092
Clarivate Science Holdings
Corp.,144A,4.875%, 7/1/29
19,000 17,802
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
77,000 75,708
144A,9.00%, 9/30/29
76,000 77,016
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
11,000 11,244
RingCentral, Inc.,144A,8.50%,
8/15/30
8,000 8,499
Rocket Software, Inc.
144A,9.00%, 11/28/28
16,000 16,635
144A,6.50%, 2/15/29
12,000 11,367
(Cost $276,365)
293,863
Utilities — 2.9%
Electric — 2.6%
Alpha Generation
LLC,144A,6.75%, 10/15/32
21,000 21,289
Calpine Corp.
144A,5.125%, 3/15/28
25,000 24,439
144A,4.625%, 2/1/29
14,000 13,382
144A,5.00%, 2/1/31
18,000 17,078
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
9,000 9,384
Lightning Power LLC,144A,7.25%,
8/15/32
29,000 30,248
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
5,000 4,780
144A,4.50%, 9/15/27
12,000 11,423
144A,7.25%, 1/15/29
16,000 16,387
NRG Energy, Inc.
144A,5.25%, 6/15/29
16,000 15,704
144A,3.625%, 2/15/31
21,000 18,730
144A,6.00%, 2/1/33
18,000 17,916
144A,6.25%, 11/1/34
19,000 19,010
PG&E Corp.,5.25%, 7/1/30
21,000 20,654
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
25,000 26,932

12 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Principal
Amount $ Value $
TransAlta Corp.,7.75%, 11/15/29
5,000 5,266
(Cost $275,807)
272,622
Gas — 0.3%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
14,000 13,772
5.75%, 5/20/27
11,000 10,574
144A,9.375%, 6/1/28
10,000 10,286
(Cost $34,581)
34,632
TOTAL CORPORATE BONDS
(Cost $10,552,488)
10,327,827
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 5.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $554,957)
554,957 554,957
CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $75,294)
75,294 75,294
TOTAL INVESTMENTS
— 103.2%
(Cost $11,182,739)
10,958,078
Other assets and liabilities,
net — (3.2%)
(341,740)
NET ASSETS — 100.0%
10,616,338
 (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 5.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
1,027,697 — (472,470) (d) — — 3,160 — 554,957 554,957
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
127,410 321,452 (373,568) — — 1,319 — 75,294 75,294
1,155,107 321,452 (846,038) — — 4,479 — 630,251 630,251
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $543,454, which is 5.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 13
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYUP-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 10,327,827 $ — $ 10,327,827
Short-Term Investments (a)
630,251 — — 630,251
TOTAL
$ 630,251 $ 10,327,827 $ — $ 10,958,078
(a)
See Schedule of Investments for additional detailed categorizations.